Dividends paid and proposed	3 Months Ended
Mar. 31, 2020
Dividends paid and proposed
Dividends paid and proposed

18.Dividends paid and proposed

Dividends paid and proposed by the Group are presented below:

	Three months ended
	March 31,	March 31,
	2019	2020
Proposed, declared and approved during the period:
Three months ended March 31, 2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share
(Three months ended March 31, 2019: no dividends)	—	1,012

Paid during the period:
Three months ended March 31, 2020: no dividends
(Three months ended March 31, 2019: no dividends)	—	—

Proposed for approval (not recognized as a liability as of March 31):
Three months ended March 31, 2020: Interim dividend for 2020: U.S.$ 8,697,584 or U.S.$ 0.14 per share
(Three months ended March 31, 2019: Interim dividend for 2019: U.S.$ 17,559,633 or U.S.$ 0.28 per share)	1,145	643

Dividends payable as of March 31:
Three months ended March 31, 2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share
(Three months ended March 31, 2019: no dividends)	—	1,062